Financial instruments and financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 34,929	$ 71,473	$ 42,980
Trade receivables	27,001	28,750
Total Financial assets	61,930	100,223
LIABILITIES
Accounts payable and accrued liabilities	44,308	30,317
Loans payable	80,804	99,383
Total Financial liabilities	125,112	129,700
Amortized Cost
ASSETS
Cash and cash equivalents	34,929
Total Financial assets	34,929
LIABILITIES
Accounts payable and accrued liabilities	44,308
Loans payable	80,804
Total Financial liabilities	125,112
FVTPL
ASSETS
Trade receivables	27,001	28,750
Total Financial assets	$ 27,001	28,750
Loans and receivables
ASSETS
Cash and cash equivalents		71,473
Total Financial assets		71,473
LIABILITIES
Accounts payable and accrued liabilities		30,317
Loans payable		99,383
Total Financial liabilities		$ 129,700